Loans, Financings and Debentures - Transferred to Intangible Assets the Costs of Loans and Financings Linked to Working in Progress (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Costs of loans and financing	R$ 1,287	R$ 1,604	R$ 2,070
Financing costs on intangible assets(note 19)	(4)	(71)	(142)
Financing costs on concession contract assets (note 16)	(26)
Net effect in Profit or loss	R$ 1,257	R$ 1,533	R$ 1,928